Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 144,029	Taxes	COLOMBIA	Government of Colombia [Member]	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 2
	23,297	Royalties	COLOMBIA	Government of Colombia [Member]	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 3
	56,619	Prod. Entitlements	COLOMBIA	Government of Colombia [Member]	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 4
	744	Comm. Social Resp.	COLOMBIA	Government of Colombia [Member]	gprk:OilAndGasResourceMember	gprk:ColombiaSegmentMember	Well
#: 5
	3,368	Taxes	BRAZIL	Government of Brazil [Member]	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 6
	1,091	Royalties	BRAZIL	Government of Brazil [Member]	gprk:OilAndGasResourceMember	gprk:BrazilSegmentMember	Well
#: 7
	1,482	Taxes	SPAIN	Government of Spain [Member]	gprk:OilAndGasResourceMember	gprk:SegmentCorporateMember	Well
#: 8
	1,044	Taxes	ARGENTINA	Government of Argentina [Member]	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 10
	7,023	Prod. Entitlements	ARGENTINA	YPF S.A. [Member]	gprk:OilAndGasResourceMember	gprk:ArgentinaSegmentMember	Well
#: 11
	247	Taxes	CHILE	Government of Chile [Member]	gprk:OilAndGasResourceMember	gprk:ChileSegmentMember	Well
#: 12
	601	Royalties	CHILE	Government of Chile [Member]	gprk:OilAndGasResourceMember	gprk:ChileSegmentMember	Well
#: 13
	487	Taxes	ECUADOR	Government of Ecuador [Member]	gprk:OilResourceMember	gprk:ChileSegmentMember	Well
#: 14
	$ 271	Comm. Social Resp.	ECUADOR	Government of Ecuador [Member]	gprk:OilResourceMember	gprk:EcuadorSegmentMember	Well